Notes Payable - Summary of Short-term and Long-term Debt Obligations (Parenthetical) (Detail) - USD ($)	Dec. 31, 2014	Feb. 10, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Unamortized discount		$ 996,024
Major Shareholder [Member]
Debt Instrument [Line Items]
Note payable, gross			$ 3,905,000
April 2014 Credit Facility [Member]
Debt Instrument [Line Items]
Unamortized discount	$ 268,678		0
Note payable, gross	4,731,322
2013 Convertible Bridge Notes [Member]
Debt Instrument [Line Items]
Unamortized discount	0		874,158
Note payable, gross			4,115,842
2013 Convertible Bridge Notes [Member] | Major Shareholder [Member]
Debt Instrument [Line Items]
Note payable, gross	$ 0		$ 2,505,000